Borrowings - Arrangements of long term debt (Details) $ / shares in Units, $ in Thousands, ¥ in Millions	1 Months Ended
	Dec. 31, 2018 CNY (¥) agreement	Oct. 31, 2018 CNY (¥)	Jun. 30, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Sep. 30, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)	Feb. 28, 2017 CNY (¥)	May 31, 2016 CNY (¥)	Jan. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2018 USD ($) agreement $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Outstanding balance | $											$ 2,098,570	$ 1,876,236	$ 1,265,811
Property, plant and equipment and land use right pledged as security | $											207,200	362,300	631,400
2013 USD Loan (SMIC Shanghai)
Disclosure of detailed information about borrowings [line items]
Outstanding balance | $												10,760	10,760
2015 CDB RMB loan I (SMIC Shanghai)
Disclosure of detailed information about borrowings [line items]
Principal amount										¥ 1,000.0
Term of loan										15 years
Drawn down	¥ 1,000.0										145,700
Outstanding balance | $											$ 145,705	153,041	144,155
Interest rate	1.20%										1.20%
2015 CDB RMB loan II (SMIC Shanghai)
Disclosure of detailed information about borrowings [line items]
Principal amount | $														$ 475,000
Term of loan										10 years
Drawn down	¥ 475.0										$ 64,800
Repaid										¥ 30.0
Outstanding balance										445.0	$ 64,839	72,694	68,473
Interest rate	1.20%										1.20%
2015 CDB RMB Loan (SMIC Beijing)
Disclosure of detailed information about borrowings [line items]
Principal amount										¥ 195.0
Term of loan										15 years
Drawn down	¥ 195.0
Repaid	15.0
Outstanding balance	¥ 180.0										$ 26,227	29,231	28,110
Interest rate	1.20%										1.20%
2016 CDB RMB Loan (SMIC Beijing)
Disclosure of detailed information about borrowings [line items]
Principal amount								¥ 1,460.0
Term of loan								15 years
Drawn down	¥ 1,460.0
Repaid	70.0
Outstanding balance	¥ 1,390.0										$ 202,500	223,440	210,466
Interest rate	1.20%										1.20%
2017 CDB RMB loan (SMIC Shenzhen)
Disclosure of detailed information about borrowings [line items]
Principal amount				¥ 5,400.0
Term of loan				7 years
Drawn down	¥ 2,211.0										$ 322,200
Outstanding balance | $											$ 322,153	185,792
Interest rate	4.46%										4.46%
2015 EXIM RMB Loan (SMIC Shanghai)
Disclosure of detailed information about borrowings [line items]
Principal amount										¥ 500.0
Term of loan	1 year 6 months									3 years
Drawn down	¥ 500.0										$ 72,900
Outstanding balance | $											$ 72,852	76,520	72,077
Interest rate	2.65%										2.65%
2017 EXIM RMB loan (SMIC Shanghai)
Disclosure of detailed information about borrowings [line items]
Principal amount						¥ 1,000.0
Term of loan						2 years
Drawn down	¥ 1,000.0										$ 145,700
Outstanding balance | $											$ 145,705	153,041
Interest rate	2.65%										2.65%
2018 EXIM RMB loan I (SMIC Shanghai)
Disclosure of detailed information about borrowings [line items]
Principal amount		¥ 950.0
Term of loan		2 years
Drawn down	¥ 950.0										$ 138,400
Outstanding balance | $											$ 138,419
Interest rate	2.92%										2.92%
2016 EXIM RMB Loan I (SMIC Beijing)
Disclosure of detailed information about borrowings [line items]
Outstanding balance | $												36,730	34,597
2016 EXIM RMB Loan II (SMIC Beijing)
Disclosure of detailed information about borrowings [line items]
Principal amount									¥ 400.0
Term of loan									3 years
Drawn down	¥ 400.0										$ 58,300
Outstanding balance | $											$ 58,282	61,216	57,662
Interest rate	2.65%										2.65%
2017 EXIM RMB loan (SMIC Beijing)
Disclosure of detailed information about borrowings [line items]
Principal amount					¥ 500.0
Term of loan					5 years
Drawn down	¥ 500.0
Repaid	20.0
Outstanding balance	¥ 480.0										$ 69,900	76,520
Interest rate	2.92%										2.92%
2018 EXIM RMB Loan I (SMIC Beijing)
Disclosure of detailed information about borrowings [line items]
Principal amount			¥ 200.0
Term of loan			2 years
Drawn down			¥ 200.0								$ 29,100
Outstanding balance | $											$ 29,141
Interest rate	2.92%										2.92%
2018 EXIM RMB Loan II (SMIC Beijing)
Disclosure of detailed information about borrowings [line items]
Principal amount	¥ 240.0
Term of loan	2 years
Drawn down	¥ 240.0										$ 35,000
Outstanding balance | $											$ 34,969
Interest rate	2.92%										2.92%
2016 EXIM RMB Loan (SMIC)
Disclosure of detailed information about borrowings [line items]
Principal amount								¥ 500.0
Term of loan								3 years
Drawn down	¥ 500.0										$ 72,900
Outstanding balance | $											$ 72,852	76,520	72,077
Interest rate	4.04%										4.04%
2017 EXIM RMB loan (SMIC Tianjin)
Disclosure of detailed information about borrowings [line items]
Principal amount							¥ 500.0
Term of loan							3 years
Drawn down	¥ 500.0										$ 72,900
Outstanding balance | $											$ 72,852	76,520
Interest rate	4.04%										4.04%
2017 EXIM USD loan (SMIC Tianjin)
Disclosure of detailed information about borrowings [line items]
Outstanding balance | $												25,000
2018 EXIM RMB loan (SMIC Tianjin)
Disclosure of detailed information about borrowings [line items]
Principal amount	¥ 540.0
Term of loan	5 years
Drawn down	¥ 540.0										$ 78,700
Outstanding balance	¥ 540.0										$ 78,680
Interest rate	2.92%										2.92%
2017 EXIM RMB loan (SMIC Shenzhen)
Disclosure of detailed information about borrowings [line items]
Principal amount | $												500,000
Term of loan				5 years
Drawn down	¥ 500.0
Repaid	30.0
Outstanding balance	¥ 470.0										$ 68,500	$ 76,520
2017 EXIM RMB loan (SMIC Shenzhen) | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate				3.40%								3.40%
Loan to LFoundry
Disclosure of detailed information about borrowings [line items]
Outstanding balance | $												$ 55,036	43,214
Others
Disclosure of detailed information about borrowings [line items]
Principal amount | $												487,700	482,600
Outstanding balance | $											$ 494,946	$ 487,655	$ 482,579
Maximum repurchase price (in dollars per share) | $ / shares											$ 1.0
Other new arrangements
Disclosure of detailed information about borrowings [line items]
Principal amount | $											$ 35,200
Number of financing arrangements | agreement	2										2
Other long term debt
Disclosure of detailed information about borrowings [line items]
Principal amount | $											$ 459,700
Number of financing arrangements | agreement	3										3